Pension Schemes - Sensitivity Analysis of Actuarial Assumptions (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2021
Discount rates [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/decrease in actuarial assumption, percentage	0.25%
Inflation [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/decrease in actuarial assumption, percentage	0.25%
Actuarial assumption of Mortality Rates [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase/decrease in actuarial assumption, period	1 year